Investments - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Stock Fund held in cash	$ 40,320	$ 35,564
Share price per share	$ 38.54	$ 36.63
Plan investments in the stock fund of total plan assets	1.98%	2.00%
Net appreciation in fair value of Plan assets	$ 1,013,000	$ 511,000
Common Stock
EBP, Master Trust [Line Items]
Number of shares purchased	494,358	460,288
Investments fair value	$ 19,052,557	$ 16,860,349